Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accounts payable
	As of December 31,
	2020	2019

Payable for purchase of intangible assets	$-	$2,704,614
Payable for service costs	33,697	110,048
Total	$33,697	$2,814,662